Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Preferred Stock Series D [Member]	Preferred Stock Series E [Member]	Preferred Stock Series F [Member]	Preferred Stock Series G [Member]	Preferred Stock Series H [Member]	Preferred Stock Series I [Member]	Preferred Stock Series J [Member]	Preferred Stock Series K [Member]	Preferred Stock Series L [Member]	Common Stock [Member]	Additional Paid In-Capital [Member]	Accumulated Deficit [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2018			$ 12	$ 19	$ 34	$ 2	$ 35				$ 8		$ 6	$ 11,120,193	$ (9,735,422)	$ (6,172)	$ 1,378,715
Balance, shares at Dec. 31, 2018		222	127,578	192,807	344,947	23,333	346,840	916	3,274	4,313	77,124	2,000	62,435
Beneficial conversion feature of convertible debt														805,000			805,000
Beneficial conversion feature of convertible debt, shares
Common issued for post-split adjustments													$ 577
Preferred shares converted to note payable			$ (12)	$ (15)		$ (2)	$ (35)				$ (7)			(168,160)			(168,270)
Preferred shares converted to note payable, shares		(222)	(123,526)	(147,577)		(23,333)	(346,840)	(916)	(3,274)	(4,296)	(70,571)	(2,000)
Preferred shares converted to common				$ (4)	$ (34)						$ (1)		$ 4	(4)
Preferred shares converted to common, shares			(4,052)	(45,230)	(344,947)					(17)	(6,553)		36,585
Exercise of options to common													$ 2	(2)
Exercise of options to common,shares													21,619				40,000
Comprehensive gain (loss)																4,020	$ 4,020
Net loss															(1,379,756)		(1,379,756)
Balance at Dec. 31, 2019													$ 12	11,757,027	(11,115,178)	(2,152)	639,709
Balance, shares at Dec. 31, 2019													121,216
Exercise of options to common
Exercise of options to common,shares
Issuance common stock from convertible debt													$ 11	11,315			11,326
Issuance common stock from convertible debt, shares													113,260
Comprehensive gain (loss)																(9,194)	(9,194)
Net loss															(284,860)		(284,860)
Balance at Mar. 31, 2020													$ 23	11,768,342	(11,400,038)	(11,346)	356,981
Balance, shares at Mar. 31, 2020													234,476
Balance at Dec. 31, 2019													$ 12	11,757,027	(11,115,178)	(2,152)	639,709
Balance, shares at Dec. 31, 2019													121,216
Beneficial conversion feature of convertible debt														1,136,901			1,136,901
Beneficial conversion feature of convertible debt, shares
Exercise of options to common													$ 43	$ (43)
Exercise of options to common,shares													429,800				531,000
Issuance common stock from convertible debt													$ 350	$ 687,384			$ 687,734
Issuance common stock from convertible debt, shares													3,499,001
Fair value of options granted														830,900			830,900
Stock based compensation													$ 3	73,997			74,000
Stock based compensation, shares													30,000
Comprehensive gain (loss)																(40,680)	(40,680)
Net loss															(2,763,375)		(2,763,375)
Balance at Dec. 31, 2020													$ 408	14,486,166	(13,878,553)	(42,832)	565,189
Balance, shares at Dec. 31, 2020													4,080,017
Beneficial conversion feature of convertible debt														340,420			$ 340,420
Beneficial conversion feature of convertible debt, shares
Exercise of options to common,shares
Issuance common stock from convertible debt													$ 209	457,882			$ 458,091
Issuance common stock from convertible debt, shares													2,092,186
Stock based compensation													$ 0	14,200			14,200
Stock based compensation, shares													5,000
Comprehensive gain (loss)																1,611	1,611
Net loss															(803,142)		(803,142)
Balance at Mar. 31, 2021													$ 617	$ 15,298,667	$ (14,681,695)	$ (41,221)	$ 576,368
Balance, shares at Mar. 31, 2021													6,177,203